Notes to the Profit or Loss Statement - Summary of Personnel Expenses - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Costs for defined-contribution plans	€ 2.8	€ 0.8	€ 0.7